Stockholders' Deficit (Details) - Schedule of warrant activity - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants Number of Shares outstanding at beginning balance	9,258,191
Warrants Weighted Average Exercise Price outstanding at beginning balance (in Dollars per share)	$ 0.45
Warrants Weighted Average Remaining Contractual Term outstanding at beginning balance	6 years 10 months 6 days
Warrants Warrant Aggregate Intrinsic Value outstanding at beginning (in Dollars)	$ 304,799
Granted Number of Shares	20,912,119
Granted Weighted Average Exercise Price (in Dollars per share)	$ 0.09
Granted Weighted Average Remaining Contractual Term	5 years 2 months 12 days
Granted Aggregate Intrinsic Value (in Dollars)		$ 304,799	$ 150,000
Forfeited Number of Shares	(47,059)
Warrants Number of Shares outstanding at ending balance	30,123,251	9,258,191
Warrants Weighted Average Exercise Price outstanding at ending balance (in Dollars per share)	$ 0.2	$ 0.45
Warrants Weighted Average Remaining Contractual Term outstanding at ending balance	5 years 5 months 12 days
Warrants Warrant Aggregate Intrinsic Value outstanding at ending (in Dollars)		$ 304,799
Warrants Number of Shares exercisable at ending	7,711,132
Warrants Weighted Average Exercise Price exercisable at ending (in Dollars per share)	$ 0.38
Warrants Weighted Average Remaining Contractual Term exercisable at ending	6 years 9 months 29 days
Warrants Warrant Aggregate Intrinsic Value exercisable at ending (in Dollars)